INCOME TAXES	12 Months Ended
Dec. 28, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The Company files numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations for years before 2009 and is no longer subject to state and local, or foreign income tax examinations by tax authorities for years before 2008.

The (benefit) provision for income taxes for 2012, 2011 and 2010, is as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Current:
Federal	$(15,232)	$3,150	$13,816	$12,979
State	2,656	383	2,042	3,083
Foreign	78	176	262	263
	(12,498)	3,709	16,120	16,325
Deferred:
Federal	4,744	6,842	6,435	2,640
State	(2,749)	833	1,323	141
Foreign	—	—	(41)	(277)
	1,995	7,675	7,717	2,504
	$(10,503)	$11,384	$23,837	$18,829

As of December 28, 2012, the approximate amount of earnings of foreign subsidiaries that the Company considers permanently reinvested and for which deferred taxes have not been provided was $14.7 million. Because of the availability of U.S. foreign tax credits, it is not practicable to determine the U.S. federal income tax impact if such earnings were not permanently reinvested.

The Company has foreign tax credits in the amount of $0.6 million which may be used to offset future foreign source income taxable in the U.S. If not used, the foreign tax credits will expire at the end of 2013.

The components of (loss) income before income taxes for 2012, 2011 and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
United States	$(39,202)	$23,581	$60,863	$46,711
Foreign	255	627	648	39
Total	$(38,947)	$24,208	$61,511	$46,750

The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2012, 2011 and 2010 is as follows:

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.64	5.02	4.31	4.24
Foreign income taxes	0.03	0.73	(0.01)	(0.06)
Merger related expenses	(10.39)	5.73	—	—
Nondeductible expenses and other	(0.31)	0.55	(0.55)	1.10
	26.97%	47.03%	38.75%	40.28%

Deferred income taxes result primarily from temporary differences in the recognition of certain expenses for financial and income tax reporting purposes. The components of the Company's deferred tax assets and liabilities as of December 28, 2012 and December 30, 2011 consist of the following (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Deferred tax assets:
Inventories	$7,103	$8,105
Share-based compensation	4,362	6,262
Net operating loss and tax credit carryforwards	2,720	592
Accrued workers compensation	2,137	1,838
Accrued bonus	1,637	1,387
Lease incentive obligation	1,531	1,823
Accrued vacation	1,280	1,228
Allowance for doubtful accounts	873	479
Deferred rent	128	1,471
Closing costs accrual	—	28
Other	848	723
Total deferred tax assets	22,619	23,936
Deferred tax liabilities:
Intangibles	(173,204)	(42,748)
Depreciation	(11,668)	(13,573)
Fair value premium on OpCo Notes	(8,323)	—
Other	(2,689)	(2,653)
Total deferred tax liabilities	(195,884)	(58,974)
Net deferred tax liabilities	$(173,265)	$(35,038)

Unrecognized Tax Benefits

In accordance with US GAAP, the Company will recognize the impact of a tax position if a position is "more likely than not" to prevail.

A reconciliation of the beginning and ending unrecognized tax benefits for the period from September 8, 2012 through December 28, 2012 (Successor) is as follows (in thousands):

Successor
For the period September 8, 2012 through December 28, 2012
Balance at September 8, 2012	$152
Increases related to prior year tax positions	817
Increases related to current year tax positions	566
Balance at December 28, 2012	$1,535

There were no material uncertain tax positions as of September 7, 2012, December 30, 2011, or December 31, 2010.

The unrecognized tax benefit, if recognized, would not have a material effect on the effective tax rate at December 28, 2012.

The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively. For the year ended December 28, 2012, the Company recorded an interest expense of $0.1 million.
The unrecognized tax benefit with respect to certain of the Company's tax positions may increase or decrease over the next twelve months; however, management does not expect the change, if any, to have a material effect on the Company's financial position or results of operations within the next twelve months.
During 2012, the IRS began an examination of the company's federal income tax return for the fiscal years 2009-2010. While the Company is not presently aware of any proposed adjustments, the examination remains ongoing and therefore the Company cannot determine at this time the impact this examination will have on the Company's financial condition or results of operations.